Escrow Liability and Escrow Funds	12 Months Ended
Jun. 30, 2025
Escrow Liability And Escrew Funds [Abstract]
ESCROW LIABILITY AND ESCROW FUNDS

11. ESCROW LIABILITY AND ESCROW FUNDS

Escrow liability and escrow funds are as below:

	As of June 30,
	2025	2024
Escrow liability	$537,744	$446,775
Escrow funds	(537,744)	(446,775)
Escrow funds used by the Company	$-	$-